===============================================================================

THE STRONG
SCHAFER VALUE FUND


SEMI-ANNUAL REPORT o MARCH 31, 1998




                    [PHOTO OF FAMILY WALKING DOWN ROAD]


                              [STRONG LOGO]
                              STRONG FUNDS

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

-------------------------------------------------------------------------------
                                        [PICTURE OF FOLDER LABELED INVESTMENTS]
1. HAVE A PLAN. Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

-------------------------------------------------------------------------------
                                                             [PICTURE OF CLOCK]
2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

-------------------------------------------------------------------------------
                                [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

-------------------------------------------------------------------------------
                                           [PICTURE OF MEMO REMINDER TO INVEST]
4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

-------------------------------------------------------------------------------
                                              [PICTURE OF GRAPH SLOPING UPWARD]
5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

-------------------------------------------------------------------------------
             [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

-------------------------------------------------------------------------------
                                                       [PICTURE OF DOLLAR SIGN]
7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

-------------------------------------------------------------------------------
                                                  [PICTURE OF MAGNIFYING GLASS]
8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

===============================================================================
THE STRONG
SCHAFER VALUE FUND

SEMI-ANNUAL REPORT o MARCH 31, 1998

                               TABLE OF CONTENTS

INVESTMENT REVIEW
     The Strong Schafer Value Fund............................................2

FINANCIAL INFORMATION
     Schedule of Investments..................................................5
     Statement of Assets and Liabilities......................................8
     Statement of Operations..................................................8
     Statements of Changes in Net Assets......................................9
     Notes to Financial Statements...........................................10

FINANCIAL HIGHLIGHTS.........................................................12

THE STRONG SCHAFER VALUE FUND


WE BELIEVE THAT THE HISTORICALLY HIGH VALUATION OF THE MARKET MAKES THIS AN IDEAL TIME FOR THE APPLICATION OF OUR DISCIPLINED INVESTMENT PROCESS.

The Strong Schafer Value Fund seeks long-term capital appreciation principally through investments in common stocks and other equity securities. Current income is a secondary objective.

PERFORMANCE SUMMARY
For the six months ended March 31, 1998, the Fund posted a gain of 7.71%, while its benchmark index, the S&P 500*, returned 17.22%. Though this was a strong period for the stock market, the largest capitalization companies, most already carrying high multiples, led the charge to ever-loftier valuations. In fact, the 10% of S&P 500 companies with the highest market capitalizations accounted for 54% of that index's performance in the last half-year. While the Fund's performance lagged during this interim period, we continue to utilize our time-tested, low-P/E style of investing which has historically generated above average long-term returns for our investors.

We stay essentially fully invested in common stocks at all times in the Strong Schafer Value Fund and do not try to "time" or predict the short-term fluctuations of the market. Instead, we focus on picking stocks, one at a time, based on our "bottom-up" investment approach.

A STRONG MARKET FOR SOME STOCKS
Strong, but opposing, influences impacted the financial markets over the past half-year. The economy of the U.S. continued to experience very low unemployment and little to no inflation, exerting upward pressure on many stocks. At the same time, many Asian economies saw their track record of rapid growth come to a sudden halt, hurting the segment of the U.S. market which had exposure to that region.

In the confusion created by the mixed conditions, many investors gravitated toward the largest-capitalization, blue chip companies. Most of these companies already carried high price-to-earnings ratios that went even higher as new money poured in from investors. Given the high weighting of stocks with these characteristics in the S&P 500, that index had a nice rally. However, companies with an exposure to Asia, whether real or perceived, tended to underperform the S&P 500, sometimes even declining in price. Many quality small and mid-cap stocks, which simply did not enjoy the investor familiarity of blue chips, failed to match the return of the index.

THE FUND'S POSITIONING
As Asian economies weakened, many U.S. manufacturers of heavy equipment saw their orders from that region dry up. This negatively affected the prices of the Fund's holdings, such as Harnischfeger and Cummins Engine, in the heavy equipment industry. The decline in oil prices, to a 10-year low in March, hurt the performance of all of the energy-related companies in the portfolio. On the positive side, the low interest rates and mild winter weather experienced in the U.S. gave homebuilders and cement companies unseasonably strong results. The Fund holds Champion Enterprises, Southdown and Lafarge Corporation in these industries. A strong U.S. economy also powered solid performances by the Fund's holdings involved in the manufacture of autos, including Ford, Goodyear Tire & Rubber and Borg-Warner Automotive.

OUTLOOK
We believe that the historically high valuation of the market makes this an ideal time for the application of our disciplined investment process. Our investment style, coupled with this hot market, has created a portfolio that is more inexpensive than usual, on a P/E basis, relative to the S&P 500. We continue to seek out stocks with P/E multiples less than that of the S&P 500 with projected two- to three-year earnings growth greater than the S&P 500. We also give the stocks in our portfolio equal initial weightings. Over the years, our disciplined process of buying and selling has allowed us to keep our turnover of securities within the Fund relatively low.

The table on the following page shows the positive valuation comparison that our portfolio enjoys versus the S&P 500. The average stock held in Strong Schafer Value Fund has a price/earnings ratio of 13.2 times 1999 estimated earnings, well below that of the S&P 500, at 21.8 times consensus earnings projections.

Furthermore, we estimate that the average stock in our portfolio will grow earnings per share at a rate of 10.2% in 1998 and 14.6% in 1999 versus consensus estimates of less than 7%, in both years, for the S&P 500.

Thank you for your investment in the Strong Schafer Value Fund.


[PHOTO OF DAVID K. SCHAFER]


Sincerely,

/s/ David K. Schafer

David K. Schafer
Portfolio Manager



=============================================================
           GROWTH OF AN ASSUMED $10,000 INVESTMENT
=============================================================
                   From 3-31-88 to 3-31-98

[GRAPH]
              THE STRONG                      Lipper Growth
            SCHAFER VALUE      S & P 500        and Income
                FUND            Index*         Funds Index*
  3-88         10,000           10,000            10,000
 12-88         10,489           11,033            10,983
 12-90         12,268           14,077            12,775
 12-92         20,516           19,765            17,893
 12-94         24,347           22,045            20,424
 12-96         40,228           37,292            32,325
  3-98         57,146           56,672            45,718

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Fund, made on 3-31-88, with similar investments in the Standard & Poor' s 500 Stock Index ("S&P 500") and the Lipper Growth & Income Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares in the Fund.
-------------------------------------------------------------

                                                ===============================
                                                         AVERAGE ANNUAL
                                                        TOTAL RETURNS(1)
                                                ===============================
                                                         As of 3-31-98

                                                         1-YEAR          41.00%

                                                         5-YEAR          21.01%

                                                        10-YEAR          19.04%

                                                SINCE INCEPTION          17.33%
                                                   (on 10-22-85)
                                                ===============================

* The S&P 500 is an unmanaged index generally representative of the U.S. stock market, without regard to company size. The Lipper Growth & Income Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change.
                                                                              3


=========================================================================================================
                 PORTFOLIO HOLDINGS, EARNINGS PER SHARE ESTIMATES, AND PRICE/EARNINGS RATIOS AS OF 4-20-98 (UNAUDITED)
=========================================================================================================
                                               CLOSING PRICE               EARNINGS PER SHARE                 PRICE/EARNINGS RATIO
SECURITY                                         (4-20-98)            1997A       1998E      1999E              1998E       1999E
Singer Co NV                                       9 7/8               1.25        1.15       1.50               8.6         6.6
 ...................................................................................................................................
Philip Services                                    9 7/16              0.90        1.15       1.40               8.2         6.7
 ...................................................................................................................................
KLM Royal Dutch Air                               42 5/8               -NA-        4.27       5.20              10.0         8.2
 ...................................................................................................................................
LaSalle Re Holdings                               39 1/4               5.30        4.60       4.70               8.5         8.4
 ...................................................................................................................................
New Holland                                       26 3/4               2.60        2.85       3.10               9.4         8.6
 ...................................................................................................................................
Ford Motor                                        48 9/16              5.35        5.45       5.50               8.9         8.8
 ...................................................................................................................................
Cummins Engine                                    52 7/16              5.50        5.25       5.60              10.0         9.4
 ...................................................................................................................................
Harman International                              39 1/2               2.90        3.35       4.15              11.8         9.5
 ...................................................................................................................................
R&B Falcon Drilling                               30 3/4               1.52        2.05       3.25              15.0         9.5
 ...................................................................................................................................
UCAR International                                33 1/4               3.07        3.25       3.50              10.2         9.5
 ...................................................................................................................................
Cleveland-Cliffs                                  56 3/8               4.05        4.90       5.75              11.5         9.8
 ...................................................................................................................................
Partner Re Ltd                                    51 5/16              4.37        4.50       4.80              11.4        10.7
 ...................................................................................................................................
PACCAR, Inc.                                      57 1/8               3.90        5.00       5.25              11.4        10.9
 ...................................................................................................................................
Burlington Industries                             17                   1.05        1.35       1.55              12.6        11.0
 ...................................................................................................................................
International Nickel                              18 7/16             -0.08        1.25       1.65              14.8        11.2
 ...................................................................................................................................
Toll Brothers                                     28 1/2               1.85        2.20       2.55              13.0        11.2
 ...................................................................................................................................
Arrow Electronics                                 27 1/8               2.05        2.05       2.40              13.2        11.3
 ...................................................................................................................................
Ultramar Diamond                                  35 1/16              1.80        2.55       3.10              13.8        11.3
 ...................................................................................................................................
Borg Warner Auto                                  65 1/2               4.35        4.95       5.75              13.2        11.4
 ...................................................................................................................................
Fabri-Centers                                     26 1/4               1.31        1.61       2.30              16.3        11.4
 ...................................................................................................................................
Diamond Offshore                                  46 7/16              1.96        3.00       4.05              15.5        11.5
 ...................................................................................................................................
Lafarge Corp                                      40                   2.50        2.90       3.30              13.8        12.1
 ...................................................................................................................................
Owens Corning                                     43 7/8               3.00        2.85       3.60              15.4        12.2
 ...................................................................................................................................
Asia Pulp & Paper                                 15 15/16             0.65        1.20       1.30              13.3        12.3
 ...................................................................................................................................
Callaway Golf                                     28 13/16             1.85        1.95       2.35              14.8        12.3
 ...................................................................................................................................
Harnischfeger                                     30 5/8               2.90        1.40       2.50              21.9        12.3
 ...................................................................................................................................
Sun Company                                       42 11/16             2.90        3.10       3.45              13.8        12.4
 ...................................................................................................................................
Avnet                                             60 1/2               4.23        4.20       4.80              14.4        12.6
 ...................................................................................................................................
Burlington Northern                              101 3/8               5.95        7.15       8.05              14.2        12.6
 ...................................................................................................................................
Chase Manhattan                                  137                   8.35        9.60      10.70              14.3        12.8
 ...................................................................................................................................
National Bank of Canada                           30 7/10              1.80        2.20       2.40              14.0        12.8
 ...................................................................................................................................
Goodyear Tire & Rubber                            72                   4.75        5.10       5.60              14.1        12.9
 ...................................................................................................................................
D.R. Horton                                       21 15/16             1.08        1.40       1.65              15.7        13.3
 ...................................................................................................................................
Lennar Corporation                                35                   1.40        2.05       2.60              17.1        13.5
 ...................................................................................................................................
W.R. Berkely                                      46 5/8               2.74        3.10       3.45              15.0        13.5
 ...................................................................................................................................
Old Republic International                        46 5/8               3.15        3.10       3.40              15.0        13.7
 ...................................................................................................................................
Phillips NV                                       74 13/16             4.60        4.60       5.45              16.3        13.7
 ...................................................................................................................................
Southdown                                         71 7/16              3.90        4.60       5.20              15.5        13.7
 ...................................................................................................................................
Tektronix                                         42 3/16              2.32        2.65       3.05              15.9        13.8
 ...................................................................................................................................
NationsBank                                       78                   4.28        4.60       5.55              17.0        14.1
 ...................................................................................................................................
Armstrong World                                   89 3/8               5.22        5.75       6.35              15.5        14.1
 ...................................................................................................................................
IBP Corporation                                   22 1/4               1.24        1.30       1.55              17.1        14.4
 ...................................................................................................................................
Western Resources                                 40 5/16              2.45        2.65       2.80              15.2        14.4
 ...................................................................................................................................
Champion Enterprises                              29 11/16             1.45        1.70       2.05              17.5        14.5
 ...................................................................................................................................
Citicorp                                         159 1/8               8.30        9.35      10.60              17.0        15.0
 ...................................................................................................................................
Boeing Company                                    53 1/4               1.05        2.00       3.50              26.6        15.2
 ...................................................................................................................................
Storage Technology                                79 15/16             3.75        4.30       5.10              18.6        15.7
 ...................................................................................................................................
Phillips Petroleum                                50 1/2               3.45        2.90       3.20              17.4        15.8
 ...................................................................................................................................
Key Corporation                                   41 1/8               2.10        2.30       2.55              17.9        16.1
 ...................................................................................................................................
Federal Express                                   73 15/16             3.50        3.88       4.50              19.1        16.4
 ...................................................................................................................................
Paine Webber                                      47 9/16              3.00        2.75       2.90              17.3        16.4
 ...................................................................................................................................
Repsol                                            55 3/8               2.75        3.00       3.30              18.5        16.8
 ...................................................................................................................................
Morgan Dean Witter                                82 3/8               3.80        4.35       4.85              18.9        17.0
 ...................................................................................................................................
GTE Corporation                                   60 15/16             2.93        3.10       3.50              19.7        17.4
 ...................................................................................................................................
Electronic Data Systems                           43                   1.85        2.15       2.45              20.0        17.6
 ...................................................................................................................................
SBC Communications                                41 7/16              3.55        2.05       2.35              20.2        17.6
 ...................................................................................................................................
May Department Stores                             65 1/4               2.94        3.16       3.45              20.6        18.9
 ...................................................................................................................................
Mellon Bank                                       69 3/4               2.90        3.20       3.60              21.8        19.4
 ...................................................................................................................................
Northern Trust                                    76 13/16             2.60        3.00       3.45              25.6        22.3
 ...................................................................................................................................
Progressive Corporation                          136 3/16              4.46        5.15       6.10              26.4        22.3
                                                                                                                ----------------
STRONG SCHAFER VALUE FUND
  PORTFOLIO AVERAGES                                                                                            15.5        13.2
S&P 500 INDEX                                    1,116.52             45.36       48.26      51.12              23.1        21.8

A=ACTUAL   E=ESTIMATE

4


SCHEDULE OF INVESTMENTS IN SECURITIES                                                           MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                           Shares or                    Unit
                                                           Principal     Average       Market                    Market
Security                                                    Amount      Unit Cost       Value      % Change       Value
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 98.8%
AEROSPACE & DEFENSE 1.9%
The Boeing Company                                           750,000     $ 49.72       $ 52.13       4.85%    $ 39,093,750

AGRICULTURAL EQUIPMENT 2.0%
New Holland NV                                             1,475,000       23.70         27.25      14.98%      40,193,750

AIRLINE 3.7%
FDX Corporation (b)                                          550,000       48.11         71.13      47.85%      39,118,750
KLM Royal Dutch Airlines                                     900,800       41.17         40.63      -1.31%      36,595,000
                                                                                                              ------------
                                                                                                                75,713,750
APPAREL MANUFACTURING 1.0%
Burlington Industries, Inc. (b)                            1,159,400       12.15         17.56      44.53%      20,361,963

AUTO & TRUCK PARTS 5.6%
Borg-Warner Automotive, Inc.                                 611,000       38.66         64.13      65.88%      39,180,375
Cummins Engine Company, Inc.                                 640,000       50.86         55.13       8.40%      35,280,000
The Goodyear Tire & Rubber Company                           502,200       53.54         75.75      41.48%      38,041,650
                                                                                                              ------------
                                                                                                               112,502,025
AUTOMOBILE & TRUCKS 2.8%
Ford Motor Company                                           646,500       35.62         64.81      81.95%      41,901,281
PACCAR, Inc.                                                 241,500       41.19         59.56      44.60%      14,384,344
                                                                                                              ------------
                                                                                                                56,285,625
BANKS 11.3%
The Chase Manhattan Corporation                              296,600       90.13        134.88      49.65%      40,003,925
Citicorp                                                     275,000      108.08        142.00      31.38%      39,050,000
KeyCorp                                                      900,000       23.52         37.81      60.76%      34,031,250
Mellon Bank Corporation                                      527,100       31.46         63.50     101.84%      33,470,850
National Bank of Canada                                    2,090,000       12.27         18.93      54.28%      39,554,874
NationsBank Corporation                                      420,000       61.84         72.94      17.95%      30,633,750
Northern Trust Corporation                                   159,400       38.75         74.75      92.90%      11,915,150
                                                                                                              ------------
                                                                                                               228,659,799
BROKERAGE 5.2%
Kansas City Southern Industries, Inc.                      1,000,000       37.16         44.00      18.41%      44,000,000
Morgan Stanley, Dean Witter & Company                        460,000       40.15         72.88      81.52%      33,522,500
Paine Webber Group, Inc.                                     675,000       13.71         40.13     192.71%      27,084,375
                                                                                                              ------------
                                                                                                               104,606,875
BUILDING MATERIALS 5.8%
Lafarge Corporation                                          979,600       22.51         38.38      70.50%      37,592,150
Owens Corning                                              1,240,000       35.64         35.94       0.84%      44,562,500
Southdown, Inc.                                              510,000       37.43         69.69      86.19%      35,540,625
                                                                                                              ------------
                                                                                                               117,695,275
COMPUTER EQUIPMENT & SERVICE 3.7%
Electronic Data Systems Corporation                          796,500       37.26         45.88      23.13%      36,539,438
Storage Technology Corporation (b)                           503,200       40.69         76.06      86.93%      38,274,650
                                                                                                              ------------
                                                                                                                74,814,088
ELECTRIC UTILITIES 3.0%
Kansas City Power & Light Company                            910,000       31.38         31.50       0.38%      28,665,000
Western Resources, Inc.                                      734,600       34.54         42.75      23.77%      31,404,150
                                                                                                              ------------
                                                                                                                60,069,150
ELECTRONIC EQUIPMENT & DISTRIBUTION 6.5%
Arrow Electronics, Inc. (b)                                1,170,000       29.57         27.06      -8.49%      31,663,125
Avnet, Inc.                                                  600,000       56.16         57.56       2.49%      34,537,500
Philips Electronics NV ADR                                   510,000       45.90         73.44      60.00%      37,453,125
Tektronix, Inc.                                              642,850       29.97         44.63      48.92%      28,687,181
                                                                                                              ------------
                                                                                                               132,340,931
FOOD 1.6%
IBP, Inc.                                                  1,428,300       23.96         22.44      -6.34%      32,047,481

                                                                                                                         5


SCHEDULE OF INVESTMENTS IN SECURITIES (continued)                                               MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                           Shares or                    Unit
                                                           Principal     Average       Market                    Market
Security                                                    Amount      Unit Cost       Value      % Change       Value
--------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED 6.6%
Armstrong World Industries, Inc.                             403,500      $68.59       $ 86.56      26.20%  $   34,927,969
Champion Enterprises, Inc. (b)                             1,353,800       16.83         26.69      58.59%      36,129,537
D.R. Horton, Inc.                                            308,400       19.13         21.25      11.08%       6,553,500
Harman International Industries, Inc.                        834,000       39.25         44.00      12.10%      36,696,000
Lennar Holmes, Inc.                                          137,700       21.03         34.44      63.77%       4,742,044
Singer Company NV                                          1,246,600       18.28         10.56     -42.23%      13,167,212
Toll Brothers, Inc. (b)                                       60,000       26.82         28.13       4.88%       1,687,500
                                                                                                            --------------
                                                                                                               133,903,762
INSURANCE 7.2%
W.R. Berkley Corporation                                     762,100       33.68         47.38      40.68%      36,104,488
LaSalle Re Holdings, Ltd.                                    560,400       24.32         41.94      72.45%      23,501,775
Old Republic International Corporation                       816,000       24.55         44.31      80.49%      36,159,000
PartnerRe, Ltd.                                              720,000       40.11         49.13      22.49%      35,370,000
The Progressive Corporation                                  111,000       39.55        134.69     240.56%      14,950,312
                                                                                                            --------------
                                                                                                               146,085,575
LEISURE PRODUCT 1.8%
Callaway Golf Company                                      1,262,000       28.98         29.00       0.07%      36,598,000

MACHINERY 1.9%
Harnischfeger Industries, Inc.                             1,100,000       38.18         34.19     -10.45%      37,606,250

METALS & MINING 4.7%
Cleveland-Cliffs, Inc. (c)                                   577,600       42.94         53.75      25.17%      31,046,000
Inco, Ltd.                                                 1,870,000       20.29         18.69      -7.93%      34,945,625
UCAR International, Inc. (b)                                 910,000       39.72         31.38     -21.00%      28,551,250
                                                                                                            --------------
                                                                                                                94,542,875
OIL 7.4%
Phillips Petroleum Company                                   750,000       47.94         49.94       4.17%      37,453,125
Repsol SA Sponsored ADR                                      770,000       42.44         50.88      19.89%      39,173,750
Sun Company, Inc.                                            870,000       41.40         40.88      -1.26%      35,561,250
Ultramar Diamond Shamrock Corporation                      1,060,000       30.18         35.25      16.80%      37,365,000
                                                                                                            --------------
                                                                                                               149,553,125
OIL WELL EQUIPMENT & SERVICE 4.1%
Diamond Offshore Drilling, Inc.                              900,000       40.83         45.38      11.14%      40,837,500
R & B Falcon Corporation (b)                               1,400,000       22.46         29.63      31.92%      41,475,000
                                                                                                            --------------
                                                                                                                82,312,500
PAPER & FOREST PRODUCTS 1.4%
Asia Pulp & Paper Company, Ltd. ADR                        1,929,800       10.31         14.88      44.33%      28,705,775

POLLUTION CONTROL 1.8%
Philip Services Corporation (b)                            3,550,000       14.40         10.44     -27.50%      37,053,125

RAILROAD 1.9%
Burlington Northern Santa Fe Corporation                     366,500       86.81        104.00      19.80%      38,116,000

RETAIL - DEPARTMENT STORE 1.9%
May Department Stores Company                                599,900       46.07         63.50      37.83%      38,093,650

RETAIL - SPECIALTY 0.5%
Fabri-Centers of America, Inc. Class A (b)                    12,500       23.86         31.13      30.47%         389,063
Fabri-Centers of America, Inc. Class B (b)                   356,500       21.73         26.75      23.10%       9,536,375
                                                                                                            --------------
                                                                                                                 9,925,438
TELECOMMUNICATIONS 3.5%
GTE Corporation                                              637,000       46.32         59.88      29.27%      38,140,375
SBC Communications, Inc.                                     732,000       26.68         43.63      63.53%      31,933,500
                                                                                                            --------------
                                                                                                                70,073,875
--------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $1,596,236,194)                                                                    1,996,954,412
--------------------------------------------------------------------------------------------------------------------------

6


--------------------------------------------------------------------------------------------------------------------------

                                                           Principal                                             Market
Security                                                    Amount                                                Value
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (a) 1.1%
COMMERCIAL PAPER
INTEREST BEARING 1.1%
American Express Company:
  5.69%, Due 4/01/98                                      $ 9,000,000                                       $    9,000,000
  5.75%, Due 4/02/98                                       13,300,000                                           13,300,000
                                                                                                            --------------
                                                                                                                22,300,000
INTEREST BEARING, DUE UPON DEMAND 0.0%
General Mills, Inc., 5.29%                                     19,809                                               19,809
Johnson Controls, Inc., 5.29%                                 353,267                                              353,267
Sara Lee Corporation, 5.29%                                   399,730                                              399,730
                                                                                                            --------------
                                                                                                                   772,806
--------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $23,072,806)                                                                 23,072,806
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES 99.9% (COST $1,619,309,000)                                                  2,020,027,218
Other Assets & Liabilities, Net 0.1%                                                                             1,080,974
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS 100.0%                                                                                           $2,021,108,192
==========================================================================================================================


LEGEND
--------------------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year.
(b) Non-income producing security.
(c) Affiliated issuer (See Note 7 of notes to financial statements).


See notes to financial statements.

                                                                                                                         7



STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------
March 31, 1998 (Unaudited)


ASSETS:
  Investments in Securities, at Market Value (Cost of $1,619,309,000)    $2,020,027,218
  Dividends and Interest Receivable                                           2,110,026
  Receivable from Fund Shares Sold                                            1,246,806
  Other Assets                                                                   51,767
                                                                         --------------
  Total Assets                                                            2,023,435,817

LIABILITIES:
  Payable for Fund Shares Redeemed                                              417,399
  Due to Investment Advisor                                                   1,584,165
  Accrued Operating Expenses and Other Liabilities                              326,061
                                                                         --------------
  Total Liabilities                                                           2,327,625
                                                                         --------------
NET ASSETS                                                               $2,021,108,192
                                                                         ==============
NET ASSETS CONSIST OF:
  Capital Stock (250,000,000 shares authorized, $.10 par value)          $    2,879,201
  Paid-in Capital                                                         1,576,937,985
  Undistributed Net Investment Income                                         1,539,512
  Undistributed Net Realized Gain                                            39,033,261
  Net Unrealized Appreciation                                               400,718,233
                                                                         --------------
  Net Assets                                                             $2,021,108,192
                                                                         ==============
Capital Shares Outstanding                                                   28,792,010

NET ASSET VALUE PER SHARE                                                        $70.20
                                                                                 ======

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended March 31, 1998 (Unaudited)


INCOME:
  Dividends                                                        $ 13,780,534
  Interest                                                              855,181
                                                                   ------------
  Total Income                                                       14,635,715

EXPENSES:
  Investment Advisory Fees                                            7,806,099
  Custodian Fees                                                         22,796
  Shareholder Servicing Costs                                         1,252,858
  Other                                                                 518,131
                                                                   ------------
  Total Expenses                                                      9,599,884
                                                                   ------------
NET INVESTMENT INCOME                                                 5,035,831

REALIZED AND UNREALIZED GAIN:
  Net Realized Gain on Investments                                   47,565,033
  Change in Unrealized Appreciation/Depreciation on Investments      96,563,858
                                                                   ------------
NET GAIN                                                            144,128,891
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $149,164,722
                                                                   ============

                      See notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED       YEAR ENDED
                                                            MARCH 31, 1998      SEPT. 30, 1997
                                                           ----------------     --------------
                                                              (UNAUDITED)
OPERATIONS:
  Net Investment Income                                     $    5,035,831      $    6,467,778
  Net Realized Gain                                             47,565,033          33,191,786
  Change in Unrealized Appreciation/Depreciation                96,563,858         266,090,855
                                                            --------------      --------------
  Increase in Net Assets Resulting from Operations             149,164,722         305,750,419

DISTRIBUTIONS:
  From Net Investment Income                                    (8,010,474)         (4,149,409)
  From Net Realized Gains                                      (38,211,006)        (13,812,350)
                                                            --------------      --------------
  Total Distributions                                          (46,221,480)        (17,961,759)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Sold                                    809,149,339         856,205,901
  Proceeds from Reinvestment of Distributions                   44,633,160          17,495,106
  Payment for Shares Redeemed                                 (253,136,177)       (233,352,907)
                                                            --------------      --------------
  Increase in Net Assets from Capital Share Transactions       600,646,322         640,348,100
                                                            --------------      --------------
TOTAL INCREASE IN NET ASSETS                                   703,589,564         928,136,760

NET ASSETS:
  Beginning of Period                                        1,317,518,628         389,381,868
                                                            --------------      --------------
  End of Period                                             $2,021,108,192      $1,317,518,628
                                                            ==============      ==============
TRANSACTIONS IN SHARES OF THE FUND:
  Sold                                                          12,386,923          15,163,183
  Issued in Reinvestment of Distributions                          712,307             340,173
  Redeemed                                                      (3,886,958)         (4,159,413)
                                                                ----------          ----------
  Net Increase in Shares of the Fund                             9,212,272          11,343,943
                                                                ==========          ==========

                                                                                              9

                                See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
March 31, 1998 (Unaudited)

1. ORGANIZATION
   Strong Schafer Value Fund, Inc. (the "Fund"), formerly known as Schafer Value Fund, Inc. (see Note 4), was incorporated under the laws of the State of Maryland on August 12, 1985, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   (A) Security Valuation -- Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price or the mean between the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or the last reported sales price. Securities for which market quotations are not readily available, when held by the Funds, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates current value.

   (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

       The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

   (C) Realized Gains and Losses on Investment Transactions -- Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   (D) Additional Investment Risk -- The Fund has short-term investments which are unsecured nonnegotiable instruments. These instruments are rated at least A1 by Standard & Poor's. However, the Fund may be susceptible to credit risk with respect to these securities to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

       Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

   (E) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

   (F) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   (G) Other -- Investment security transactions are recorded as of the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discounts.

-------------------------------------------------------------------------------
3. RELATED PARTY TRANSACTIONS
   Schafer Capital Management, Inc. (the "Advisor") provides the Fund with management and investment advisory services. The Investment Advisory Agreement provides that, subject to the direction of the Board of Directors of the Fund, the Advisor is responsible for the management of the Fund's portfolio. The Advisor is obligated to perform certain administrative and management services for the Fund, except to the extent these services are provided by any custodian, transfer agent, registrar or administrator hired by the Fund, and is obligated to provide all of the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement. The current agreement provides for a monthly fee computed at an annual rate of 1.0% of the Fund's average daily net assets.

   Unaffiliated Directors' Fees paid during the year were $7,500.

4. ALLIANCE WITH STRONG
   In January 1996, the Advisor formed an alliance with Strong Capital Management, Inc. ("Strong") and the Fund changed its name to the Strong Schafer Value Fund, Inc. Strong provides fund accounting services and shareholder recordkeeping and related services to the Fund. Fund accounting service fees are contractually established based upon the net assets of the Fund. Shareholder recordkeeping and related service fees are based upon contractually established rates for each open and closed shareholder account. In addition, Strong is compensated for certain other services related to costs incurred for reports to shareholders. Other shareholder servicing expenses paid to Strong for the six months ended March 31, 1998 were $9,250.

   Pursuant to a distribution agreement, an indirect subsidiary of Strong, Strong Funds Distributors, Inc., has agreed to act at the request of the Fund and the Advisor as the Fund's agent to effect the distribution of the Fund's shares. No expenses are incurred by the Fund with respect to this agreement.

   On September 7, 1997, the Advisor and Strong entered into a Limited Liability Company Agreement (the "LLC Agreement") forming Strong Schafer Capital Management, L.L.C. (the "LLC"). The LLC Agreement contemplates that the Advisor, subject to obtaining necessary regulatory approvals, including approval of the Fund's shareholders, will cause the LLC to become the investment advisor to the Fund. The LLC Agreement further provides that the Advisor and Strong shall be members of the LLC, with the Advisor as the managing member, and grants to Strong an option to purchase the Advisor's interest in the LLC which is first exercisable on January 10, 2001, or earlier in the event of certain other circumstances.

   These changes will not affect the current investment approach or philosophy outlined in the Fund's Prospectus. The Advisor, through its sole portfolio manager and controlling person, David K. Schafer, will continue in its role as the Fund's investment manager in which it has served since the Fund's inception. As managing member of the LLC, the Advisor will perform all obligations of the LLC under the proposed new investment advisory arrangement between the Fund and the LLC. Moreover, the investment advisory fee rate payable by the Fund to the LLC under the new investment advisory arrangement is expected to remain the same.

5. INVESTMENT TRANSACTIONS
   Purchases and proceeds from sales of investment securities (excluding cash equivalents) during the six months ended March 31, 1998 were $821,788,995 and $273,371,979, respectively.

6. INCOME TAX INFORMATION
   At March 31, 1998, the cost of investments in securities for federal income tax purposes was $1,619,817,297. Net unrealized appreciation of securities was $400,209,921, consisting of gross unrealized appreciation and depreciation of $454,309,567 and $54,099,646, respectively.

7. INVESTMENTS IN AFFILIATES
   Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, and any other Strong Fund. A summary of transactions in the securities of these issuers during the period ended March 31, 1998 is as follows:

                       BALANCE OF       GROSS      GROSS SALES    BALANCE OF      VALUE    DIVIDEND INCOME
                       SHARES HELD    PURCHASES        AND        SHARES HELD   MARCH 31,  OCT. 1, 1997 -
                      OCT. 1, 1997  AND ADDITIONS  REDUCTIONS   MARCH 31, 1998    1998     MARCH 31, 1998
                      ------------  -------------  -----------  --------------  ---------  ---------------
Cleveland-Cliffs, Inc.   500,300        77,300         --           577,600    $31,046,000    $374,758

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
                                             SELECTED PER-SHARE DATA(a)
                 ------------------------------------------------------------------------------------------------
                              INCOME FROM INVESTMENT OPERATIONS            LESS DISTRIBUTIONS
                            -------------------------------------  -----------------------------------
                                         Net Realized
                 Net Asset              and Unrealized   Total                                          Net Asset
                   Value,      Net           Gains        from      From Net   From Net                   Value,
                 Beginning  Investment        on       Investment  Investment  Realized      Total        End of
  Year Ended     of Period    Income      Investments  Operations    Income      Gains   Distributions    Period
Mar. 31, 1998(c)   $67.29      $0.18         $ 4.76      $ 4.94      ($0.35)    ($1.68)     ($2.03)       $70.20
Sept. 30, 1997      47.28       0.39          21.48       21.87       (0.43)     (1.43)      (1.86)        67.29
Sept. 30, 1996      43.46       0.47           5.00        5.47       (0.38)     (1.27)      (1.65)        47.28
Sept. 30, 1995      36.54       0.36           8.53        8.89       (0.33)     (1.64)      (1.97)        43.46
Sept. 30, 1994      36.21       0.26           1.34        1.60       (0.19)     (1.08)      (1.27)        36.54
Sept. 30, 1993      31.59       0.28           8.00        8.28       (0.39)     (3.27)      (3.66)        36.21

                                    RATIOS AND SUPPLEMENTAL DATA
                  ------------------------------------------------------------------
                              Net                 Ratio of Net
                            Assets,    Ratio of    Investment               Average
                            End of     Expenses      Income    Portfolio  Commission
                   Total  Period (In  to Average   to Average   Turnover     Rate
  Year Ended      Return  Thousands)  Net Assets   Net Assets     Rate      Paid(b)
Mar. 31, 1998(c)   +9.9%  $2,021,108     1.2%*        0.6%*       17.5%     $0.0643
Sept. 30, 1997    +47.5%   1,317,519     1.2%         0.8%        22.5%      0.0639
Sept. 30, 1996    +13.0%     389,382     1.3%         1.2%        17.8%      0.0697
Sept. 30, 1995    +26.0%     163,269     1.3%         1.2%        33.2%
Sept. 30, 1994     +4.4%      68,399     1.5%         1.0%        28.5%
Sept. 30, 1993    +28.4%      21,403     1.7%         0.8%        33.3%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) Disclosure required, effective for reporting periods beginning after September 1, 1995.
(c) For the six months ended March 31, 1998 (Unaudited).  Total return and portfolio turnover rate are not annualized.


SHAREHOLDER PRIVILEGES*


--------------STRONG FUNDS [PICTURE OF TELEPHONE] 24-HOUR SERVICES-------------


TELEPHONE PURCHASE
Make additional investments into any Strong Fund by calling us toll-free at 1-800-368-3863.

TELEPHONE EXCHANGE
If your financial goals change, you can exchange your investments between any of the Strong Funds.

TELEPHONE REDEMPTION
You can call toll-free to redeem your mutual fund shares at any time. Your shares will be redeemed no later than the close of the next business day.

AUTOMATIC INVESTMENT PLAN
This plan allows you to set up regular transfers from your bank checking or NOW account to your Strong Funds account.

PAYROLL DIRECT DEPOSIT PLAN
You can automatically transfer all or a portion of your net pay at each pay period. This eliminates the delay of depositing paychecks to your bank and then sending a check through the mail to Strong Funds.

AUTOMATIC EXCHANGE PLAN
This plan allows you to exchange money from one Strong Fund to another. For example, you may want to set up automatic exchanges from a money market fund to an equity fund.


    =======================================================================
    FOR MORE INFORMATION ABOUT THESE PRIVILEGES, CALL US AT 1-800-368-3863.
    =======================================================================

To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Please call 1-800-368-3863 if you wish to receive additional copies, free of charge.

*Each Fund reserves the right to terminate or modify any of these privileges.

  For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.







                               [PICTURE OF TELEPHONE]
                           To order a free prospectus kit,
                                 CALL 1-800-368-1030

                            To learn more about our funds,
                             discuss an existing account,
                              or conduct a transaction,
                                 CALL 1-800-368-3863
                                 -------------------

                                    If you are a
                               Financial Professional,
                                 CALL 1-800-368-1683

                      [PICTURE OF STRONG WEB SITE ON COMPUTER]
                                   Strong On-line
                                www.strong-funds.com




                                    [STRONG LOGO]

                                    STRONG FUNDS
                     P.O. Box 2936 o Milwaukee, Wisconsin 53201
                      Strong Funds Distributors, Inc. 7661D98            98SVAL